United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here id Amendment[ ]; Amendment Number: _______
 This amendment (Check only one.):	[ ] is a restatement.
	[ ] adds new holdings entries.

Institutional Investment Manger Filing this Report:

Name:	Academy Capital Management
Address: 	500 N. Valley Mills Suite 200
	Waco, TX 76710

Form 13F File Number:	28-05974

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager?

Name:	Terry Joel Adam JR.
Title:	President
Phone:	254-751-0555

Signature, Place, and Date of Signing:

Electronically filed in Waco, TX on May 15, 2007

Report Type (Check only once.):

[X]13F HOLDINGS REPORT, (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ]13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

28-5974 None

FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:	0

Form 13F Information Table Entry Total:	37

Form 13F Information Table Value Total:	$252,377,000.00

List of Other Included Managers:


Provide a number list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

[If there are no entries in this list, state ?NONE? and omit the column headings and list entries.]

	No.	Form 13F File Number	Name

	____	28-________________	None

	[Repeat as necessary.]

 Piccadilly Cafeterias  com   719567109            0   36,700 SH          sole                 36,700       0       0
Blast Energy Services  com   093440105           17   91,900 SH          sole                 91,900       0       0
Altria Group Inc       com   02209s103          309    3,515 SH          sole                  3,515       0       0
Pepsico Inc            com   713448108          477    7,507 SH          sole                  7,507       0       0
Exxon Mobil Corp       com   30231g102        1,175   15,571 SH          sole                 15,571       0       0
Abbott Laboratories    com   002824100        2,220   39,772 SH          sole                 39,772       0       0
Wyeth                  com   983024100        2,622   52,412 SH          sole                 52,412       0       0
Bristol Myers Squibb   com   110122108        4,332  156,065 SH          sole                156,065       0       0
American Int'l Group   com   026874107        4,485   66,716 SH          sole                 66,716       0       0
TJX Companies Inc      com   872540109        4,576  169,726 SH          sole                169,726       0       0
Progressive Corp       com   743315103        4,787  219,385 SH          sole                219,385       0       0
MBIA Inc               com   55262c100        5,098   77,840 SH          sole                 77,840       0       0
Unitedhealth Group In  com   91324p102        5,209   98,345 SH          sole                 98,345       0       0
Dell Computer          com   24702r101        5,450  234,828 SH          sole                234,828       0       0
Mercury General Corp   com   589400100        5,769  108,765 SH          sole                108,765       0       0
CA Inc.                com   12673p105        6,192  238,975 SH          sole                238,975       0       0
Realogy Corp           com   75605e100        6,340  214,110 SH          sole                214,110       0       0
Amgen Inc              com   031162100        6,472  115,824 SH          sole                115,824       0       0
Home Depot Inc         com   437076102        6,572  178,883 SH          sole                178,883       0       0
Time Warner Inc        com   887317105        6,575  333,403 SH          sole                333,403       0       0
Tyco Intl Ltd          com   902124106        6,879  218,032 SH          sole                218,032       0       0
Coca-Cola Co.          com   191216100        6,915  144,058 SH          sole                144,058       0       0
Lilly (ELI) & Co.      com   532457108        7,144  133,004 SH          sole                133,004       0       0
Allstate Corp          com   020002101        7,319  121,862 SH          sole                121,862       0       0
Merck & Company        com   589331107        7,519  170,221 SH          sole                170,221       0       0
Fairfax Financial      com   303901102        8,948   39,845 SH          sole                 39,845       0       0
Intel Corp             com   458140100        9,421  492,491 SH          sole                492,491       0       0
Sysco Corp.            com   871829107        9,840  290,858 SH          sole                290,858       0       0
Berkshire Hathaway     com   084670207       10,003    2,748 SH          sole                  2,748       0       0
American Express Co    com   025816109       10,300  182,262 SH          sole                182,262       0       0
Microsoft Corp         com   594918104       10,284  369,006 SH          sole                369,006       0       0
Johnson & Johnson      com   478160104       10,523  174,631 SH          sole                174,631       0       0
Comcast Corp           com   20030n200       11,416  448,219 SH          sole                448,219       0       0
Pfizer, Inc.           com   717081103       13,576  537,470 SH          sole                537,470       0       0
Apollo Group Inc       com   037604105       13,761  313,465 SH          sole                313,465       0       0
Anheuser-Busch Cos In  com   035229103       14,490  287,169 SH          sole                287,169       0       0
Wal-Mart Stores        com   931142103       15,362  327,204 SH          sole                327,204       0       0